Summary of Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in preparing the unaudited condensed consolidated financial statements:
	September 30, 2024		March 31, 2024		September 30, 2023
	Period-end spot rate	Average rate	Period-end spot rate	Average rate	Period-end spot rate	Average rate
US$ against RMB	US$1=RMB7.0176	US$1=RMB7.2023	US$1=RMB7.2203	US$1=RMB7.1671	US$1=RMB7.2960	US$1=RMB7.1287
US$ against EUR	US$1=EUR0.8973	US$1=EUR0.9194	US$1=EUR0.9267	US$1=EUR0.9218	US$1=EUR0.9448	US$1=EUR0.9186
US$ against HK$	US$1=HK$7.7693	US$1=HK$7.8084	US$1=HK$7.8259	US$1=HK$7.8246	US$1=HK$7.8308	US$1=HK$7.8317
US$ against RSD	US$1=RSD107.54	US$1=RSD105.00	*	*	*	*
*	There is no RSD transaction during the periods presented.

Schedule of Property, Plant and Equipment Useful Lives	Property, plant and equipment are stated at cost less accumulated depreciation and impairment, if any, and are depreciated on a straight-line basis over the estimated useful lives of the assets as follows. Land is not depreciated since it has an indefinite useful life.
Category	Estimated useful lives
Machinery and equipment	2 – 10 years
Office equipment, furniture and fixtures	2 – 5 years
Leasehold improvements	Lesser of useful life and lease terms
Motor vehicle	4 years
Land	Indefinite

Schedule of Intangible Assets are Amortized using the Straight-Line	Intangible assets are amortized using the straight-line approach over the estimated economic useful lives of the asset as follows:
Category	Estimated useful lives
Software	5 years